Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

	As at March 31
Particulars	2022	2023
Trade and other receivables, net of provision	29,464	61,699
Security deposits, net of provision	6,516	8,260
Interest accrued	3,408	4,855
Due from employees	235	212
Total	39,623	75,026
Non-current	3,713	6,179
Current	35,910	68,847
Total	39,623	75,026